Salaries and Benefits Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Salaries and Benefits Payable [Abstract]
Salaries and benefits payable	$ 1,025,289	$ 975,776